ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
Summary of condensed statements of operations and comprehensive loss

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2)
Expenses and income/(loss)
Operating expenses	(203,191)	(513,407)	(358,458)	(56,249)
Interest income	25,327	18,955	29,633	4,650
Foreign exchange loss	—	—	(311)	(49)
Other operating income	—	101	13,334	2,092
Equity in losses of subsidiaries, VIE and VIE's subsidiaries	(1,491,917)	(1,210,825)	(2,155,325)	(338,218)
Net loss and net loss attributable to the Company	(1,669,781)	(1,705,176)	(2,471,127)	(387,774)
Accretion of convertible redeemable preferred shares	(795,015)	(375,649)	—	—
Net loss available to ordinary shareholders	(2,464,796)	(2,080,825)	(2,471,127)	(387,774)
Net Loss	(1,669,781)	(1,705,176)	(2,471,127)	(387,774)
Other comprehensive loss
Foreign currency translation adjustments	(446)	(209,963)	(39,487)	(6,196)
Total comprehensive loss	(1,670,227)	(1,915,139)	(2,510,614)	(393,970)

Summary of condensed statements of cashflow

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				(Note 2)
Net cash provided by operating activities	10,460	1,571	42,829	6,722
Net cash used in investing activities	(1,586,628)	(20,652)	(4,001,123)	(627,864)
Net cash provided by/(used in) financing activities	—	5,181,447	(936,655)	(146,982)
Effect of foreign exchange rate changes on cash and cash equivalents	(10,522)	(173,133)	(22,483)	(3,528)
Net increase/(decrease) in cash and cash equivalents	(1,586,690)	4,989,233	(4,917,432)	(771,652)
Cash and cash equivalents, beginning of the year	1,627,263	40,573	5,029,806	789,286
Cash and cash equivalents, end of the year	40,573	5,029,806	112,374	17,634